Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		9 Months Ended
		Dec. 31, 2023	Mar. 31, 2023
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		¥ 729
One year ago (Gross write-offs)		3,216
Two years ago (Gross write-offs)		2,567
Three years ago (Gross write-offs)		720
Four years ago (Gross write-offs)		1,836
Prior (Gross write-offs)		9,626
Total financing receivables		4,896,385	¥ 4,743,956
Total financing receivables (Gross write-offs)		18,694
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,068,299	1,171,744
One year ago		808,544	804,937
Two years ago		635,397	551,251
Three years ago		457,167	636,069
Four years ago		553,102	450,935
Prior		1,127,546	903,567
Total financing receivables		4,650,055	4,518,503
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		12,782	13,910
One year ago		12,744	9,578
Two years ago		34,119	10,431
Three years ago		8,799	9,258
Four years ago		10,597	7,790
Prior		37,630	42,641
Total financing receivables		116,671	93,608
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		592
One year ago (Gross write-offs)		2,739
Two years ago (Gross write-offs)		910
Three years ago (Gross write-offs)		212
Four years ago (Gross write-offs)		140
Prior (Gross write-offs)		222
Total financing receivables		2,290,705	2,299,307
Total financing receivables (Gross write-offs)		4,815
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		1
Four years ago (Gross write-offs)		4
Prior (Gross write-offs)		184
Total financing receivables		2,042,040	2,056,959
Total financing receivables (Gross write-offs)		189
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	[1]	592
One year ago (Gross write-offs)	[1]	2,739
Two years ago (Gross write-offs)	[1]	910
Three years ago (Gross write-offs)	[1]	211
Four years ago (Gross write-offs)	[1]	136
Prior (Gross write-offs)	[1]	38
Total financing receivables		77,194	70,713
Total financing receivables (Gross write-offs)	[1]	4,626
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		251,162	300,198
One year ago		217,488	200,041
Two years ago		177,612	281,872
Three years ago		262,560	360,726
Four years ago		342,311	293,297
Prior		828,773	656,584
Total financing receivables		2,079,906	2,092,718
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		228,217	266,663
One year ago		196,105	190,076
Two years ago		172,821	279,690
Three years ago		261,687	359,321
Four years ago		341,756	292,388
Prior		828,015	655,811
Total financing receivables		2,028,601	2,043,949
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	22,945	33,535
One year ago	[1]	21,383	9,965
Two years ago	[1]	4,791	2,182
Three years ago	[1]	873	1,405
Four years ago	[1]	555	909
Prior	[1]	758	773
Total financing receivables	[1]	51,305	48,769
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		9,654	10,896
One year ago		8,279	5,259
Two years ago		4,743	3,140
Three years ago		2,419	2,257
Four years ago		1,562	1,078
Prior		12,671	12,324
Total financing receivables		39,328	34,954
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		25	17
One year ago		158	81
Two years ago		303	378
Three years ago		567	474
Four years ago		446	239
Prior		11,940	11,821
Total financing receivables		13,439	13,010
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	9,629	10,879
One year ago	[1]	8,121	5,178
Two years ago	[1]	4,440	2,762
Three years ago	[1]	1,852	1,783
Four years ago	[1]	1,116	839
Prior	[1]	731	503
Total financing receivables	[1]	25,889	21,944
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		95
One year ago (Gross write-offs)		10
Two years ago (Gross write-offs)		862
Three years ago (Gross write-offs)		124
Four years ago (Gross write-offs)		1,264
Prior (Gross write-offs)		1,798
Total financing receivables		1,448,070	1,357,086
Total financing receivables (Gross write-offs)		4,153
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		132,210	124,499
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		52
Total financing receivables		40,345	38,654
Total financing receivables (Gross write-offs)		52
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		4
Prior (Gross write-offs)		0
Total financing receivables		312,944	296,228
Total financing receivables (Gross write-offs)		4
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		53,072	79,645
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		1
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		23
Four years ago (Gross write-offs)		22
Prior (Gross write-offs)		0
Total financing receivables		256,599	160,530
Total financing receivables (Gross write-offs)		46
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		95
One year ago (Gross write-offs)		9
Two years ago (Gross write-offs)		862
Three years ago (Gross write-offs)		101
Four years ago (Gross write-offs)		1,238
Prior (Gross write-offs)		1,746
Total financing receivables		652,900	657,530
Total financing receivables (Gross write-offs)		4,051
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		422,376	427,902
One year ago		260,561	346,629
Two years ago		276,336	127,984
Three years ago		99,200	171,314
Four years ago		143,790	103,628
Prior		188,952	139,503
Total financing receivables		1,391,215	1,316,960
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		67,881	65,874
One year ago		24,186	17,831
Two years ago		10,619	6,699
Three years ago		6,711	22,384
Four years ago		15,640	4,158
Prior		7,173	7,553
Total financing receivables		132,210	124,499
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,066	2,901
One year ago		6,971	706
Two years ago		2,136	5,217
Three years ago		141	15,153
Four years ago		19,253	10,595
Prior		6,796	834
Total financing receivables		37,363	35,406
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		95,202	124,452
One year ago		75,108	43,210
Two years ago		32,479	30,996
Three years ago		23,872	27,022
Four years ago		24,283	22,251
Prior		60,408	46,222
Total financing receivables		311,352	294,153
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,310	34,508
One year ago		17,428	12,639
Two years ago		9,937	9,091
Three years ago		3,308	6,998
Four years ago		3,082	1,627
Prior		4,122	1,165
Total financing receivables		42,187	66,028
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		155,244	76,764
One year ago		38,748	27,327
Two years ago		20,642	16,743
Three years ago		13,290	17,003
Four years ago		12,081	8,383
Prior		15,705	12,878
Total financing receivables		255,710	159,098
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		97,673	123,403
One year ago		98,120	244,916
Two years ago		200,523	59,238
Three years ago		51,878	82,754
Four years ago		69,451	56,614
Prior		94,748	70,851
Total financing receivables		612,393	637,776
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		681	257
One year ago		544	793
Two years ago		26,303	5,485
Three years ago		5,040	4,959
Four years ago		7,495	4,624
Prior		16,792	24,008
Total financing receivables		56,855	40,126
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		64	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		2,918	3,248
Total financing receivables		2,982	3,248
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		46	230
Two years ago		0	0
Three years ago		10	913
Four years ago		693	9
Prior		843	923
Total financing receivables		1,592	2,075
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		18	0
Two years ago		3,161	741
Three years ago		483	0
Four years ago		3,114	813
Prior		4,109	12,063
Total financing receivables		10,885	13,617
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		57	125
One year ago		188	80
Two years ago		75	431
Three years ago		99	264
Four years ago		67	133
Prior		403	399
Total financing receivables		889	1,432
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		624	132
One year ago		228	483
Two years ago		23,067	4,313
Three years ago		4,448	3,782
Four years ago		3,621	3,669
Prior		8,519	7,375
Total financing receivables		40,507	19,754
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		42
One year ago (Gross write-offs)		409
Two years ago (Gross write-offs)		226
Three years ago (Gross write-offs)		29
Four years ago (Gross write-offs)		206
Prior (Gross write-offs)		6,982
Total financing receivables (Gross write-offs)		7,894
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		16	26
One year ago		17	396
Two years ago		593	0
Three years ago		199	21
Four years ago		75	406
Prior		9,198	10,385
Total financing receivables		10,098	11,234
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		868	1,021
Total financing receivables		868	1,021
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		58
Two years ago (Gross write-offs)		569
Three years ago (Gross write-offs)		355
Four years ago (Gross write-offs)		226
Prior (Gross write-offs)		624
Total financing receivables		1,157,610	1,087,563
Total financing receivables (Gross write-offs)		1,832
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		15
Two years ago (Gross write-offs)		67
Three years ago (Gross write-offs)		75
Four years ago (Gross write-offs)		124
Prior (Gross write-offs)		443
Total financing receivables		632,729	632,120
Total financing receivables (Gross write-offs)		724
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		43
Two years ago (Gross write-offs)		502
Three years ago (Gross write-offs)		280
Four years ago (Gross write-offs)		102
Prior (Gross write-offs)		181
Total financing receivables		524,881	455,443
Total financing receivables (Gross write-offs)		1,108
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		389,918	440,421
One year ago		327,370	257,871
Two years ago		180,856	139,306
Three years ago		93,346	103,726
Four years ago		66,638	53,604
Prior		81,477	75,794
Total financing receivables		1,139,605	1,070,722
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		158,406	193,297
One year ago		152,581	136,285
Two years ago		109,894	99,739
Three years ago		75,768	80,542
Four years ago		54,426	44,853
Prior		76,777	72,295
Total financing receivables		627,852	627,011
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		231,512	247,124
One year ago		174,789	121,586
Two years ago		70,962	39,567
Three years ago		17,578	23,184
Four years ago		12,212	8,751
Prior		4,700	3,499
Total financing receivables		511,753	443,711
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,447	2,757
One year ago		3,921	3,228
Two years ago		2,765	1,806
Three years ago		1,340	2,042
Four years ago		1,540	1,720
Prior		5,992	5,288
Total financing receivables		18,005	16,841
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		55	212
One year ago		460	660
Two years ago		911	658
Three years ago		729	798
Four years ago		692	811
Prior		2,030	1,970
Total financing receivables		4,877	5,109
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,392	2,545
One year ago		3,461	2,568
Two years ago		1,854	1,148
Three years ago		611	1,244
Four years ago		848	909
Prior		3,962	3,318
Total financing receivables		13,128	11,732
Other financial assets measured at amortized cost
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables (Gross write-offs)		0
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,827	3,197
One year ago		3,108	0
Two years ago		0	2,089
Three years ago		1,862	282
Four years ago		288	0
Prior		19,146	21,301
Total financing receivables		29,231	26,869
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	298
Two years ago		308	0
Three years ago		0	0
Four years ago		0	368
Prior		1,307	0
Total financing receivables		¥ 1,615	¥ 666

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”